Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Expense	Income tax expense

	2017	2016	2015
	(€’000)
Current taxes	(13,814)	(11,421)	(9,170)
Deferred taxes	(1,025)	(5,029)	(8,755)
Total income tax expense	(14,839)	(16,450)	(17,925)

Summary of Reconciliation of Effective Tax Rate

A reconciliation between income taxes calculated at the Dutch statutory tax rate of 25% in 2017 (25% in 2016 and 2015) and the actual tax benefit/(expense) with an effective tax rate of 27.5% (30.0% in 2016 and 27.7% in 2015) is as follows:

	2017	2016(i)	2015(i)
	(€’000)
Net income	39,067	38,336	46,680
Income tax expense	14,839	16,450	17,925
Profit before taxation	53,906	54,786	64,605
Income tax using Company’s domestic tax rate	(13,477)	(13,697)	(16,151)
Effect of tax rates in foreign jurisdictions	(99)	(844)	(407)
Change in tax rate and legislation	554	367	548
Non-deductible expenses	(2,496)	(2,197)	(2,420)
Recognition of previously unrecognized tax losses	—	147	734
Prior year adjustments included in current year tax	201	(354)	211
Other	478	128	(440)
Income tax expense	(14,839)	(16,450)	(17,925)

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.

Summary of Movement in Recognized Deferred Tax Assets

The movement in recognized deferred tax assets during the year is as follows:

	Property, plant and equipment, and Intangibles	Provision onerous contracts	Other	Tax loss carry- forward	Total
	(€’000)
January 1, 2015	13,428	1,575	3,344	22,912	41,259
Recognized in profit/(loss) for 2015	(858)	(1,091)	(1,021)	(3,553)	(6,523)
Recognized in equity	—	—	—	(1,224)	(1,224)
Effects of movements in exchange rates	11	—	—	221	232
December 31, 2015	12,581	484	2,323	18,356	33,744
Recognized in profit/(loss) for 2016	(348)	(484)	(562)	(3,071)	(4,465)
Recognized in equity	—	—	—	1,835	1,835
Effects of movements in exchange rates	1	—	1	(123)	(121)
December 31, 2016	12,234	—	1,762	16,997	30,993
Recognized in profit/(loss) for 2017	(1,119)	—	334	2,355	1,570
Recognized in equity	—	—	(37)	205	168
Acquisitions	1,779	—	70	915	2,764
Effects of movements in exchange rates	(10)	—	(31)	(89)	(130)
December 31, 2017	12,884	—	2,098	20,383	35,365
Offset deferred tax liabilities	(6,045)	—	(1,608)	(3,242)	(10,895)
Net deferred tax assets/(liabilities)	6,839	—	490	17,141	24,470

Summary of Movement in Recognized Deferred Tax Liability

The movement in recognized deferred tax liabilities during the year is as follows:

	Property, plant and equipment, and Intangibles	Provision onerous contracts	Other	Tax loss carry- forward	Total
	(€’000)
January 1, 2015	(17,118)	—	(1,106)	—	(18,224)
Recognized in profit/(loss) for 2015	(2,038)	—	(194)	—	(2,232)
Effects of movements in exchange rates	(215)	—	—	—	(215)
December 31, 2015	(19,371)	—	(1,300)	—	(20,671)
Recognized in profit/(loss) for 2016	(508)	—	(56)	—	(564)
Effects of movements in exchange rates	984	—	—	—	984
December 31, 2016	(18,895)	—	(1,356)	—	(20,251)
Recognized in profit/(loss) for 2017	(2,900)	—	305	—	(2,595)
Acquisitions	(9,569)	—	—	—	(9,569)
Effects of movements in exchange rates	184	—	—	—	184
December 31, 2017	(31,180)	—	(1,051)	—	(32,231)
Offset deferred tax assets	6,045	—	1,608	3,242	10,895
Net deferred tax assets/(liabilities)	(25,135)	—	557	3,242	(21,336)

Details of Net Deferred Tax Assets	The following net deferred tax assets have not been recognized:

	2017	2016	2015
	(€’000)
Deductible temporary differences, net	—	—	34
Tax losses	—	—	180
	—	—	214

Summary of Accumulated Recognized and Unrecognized Tax Losses

The accumulated recognized and unrecognized tax losses expire as follows:

	2017	2016	2015
	(€’000)
Within one year	—	—	2,683
Between 1 and 5 years	25,352	3,517	3,490
After 5 years	35,164	28,146	25,817
Unlimited	27,748	47,081	57,721
	88,264	78,744	89,711